Related party transactions (Details)			1 Months Ended	12 Months Ended
	Sep. 27, 2024 $ / shares shares	Sep. 12, 2023 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 03, 2021 $ / shares
Disclosure of transactions between related parties [line items]
Exercise price, warrants							$ 287.50
Shares issued (in shares) | shares	5,440,000		5,440,000	5,003,184
Issue of equity, price per share	$ 2.50		$ 2.50
September 2024 investor warrants [Member]
Disclosure of transactions between related parties [line items]
Number of ordinary shares called by warrants | shares			5,440,000	5,440,000
Exercise price, warrants			$ 2.50	$ 2.50
Warrants, number of trading days that share price must exceed threshold value to trigger right to exercise			60 days
Warrants, minimum period after issuance when warrants become exercisable			1 year
Warrants, period during which warrants are exercisable after exercise date			1 year
Warrants, maximum period after issuance when warrants terminate			5 years
September 2024 investor warrants [Member] | Minimum
Disclosure of transactions between related parties [line items]
Warrants, share price that triggers right to exercise warrants			$ 5.00
Arqit PTE
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $				$ 0	$ 0	$ 5,091
David Williams
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions | $						6,574
Lt General VL Jamieson
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $				0	100,000	113,923
General S Wilson
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $				$ 0	$ 100,000	100,575
Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria
Disclosure of transactions between related parties [line items]
Number of shares sold | shares		317,407
Number of shares purchasable on exercise of warrants issued | shares		317,407
Offering price per ordinary share and accompanying warrant		$ 0.78
Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria | 2023 Investor warrants
Disclosure of transactions between related parties [line items]
Exercise price, warrants					$ 0.78
Existing shareholders Heritage Assets SCSP, Ropemaker Nominees Limited, Garth Ritchie and Carlo Calabria | September 2024 investor warrants [Member]
Disclosure of transactions between related parties [line items]
Number of ordinary shares called by warrants | shares	5,440,000
Exercise price, warrants	$ 2.50
Warrants, number of trading days that share price must exceed threshold value to trigger right to exercise	60 days
Warrants, minimum period after issuance when warrants become exercisable	1 year
Warrants, period during which warrants are exercisable after exercise date	1 year
Warrants, maximum period after issuance when warrants terminate	5 years
Existing shareholders Heritage Assets SCSP, Ropemaker Nominees Limited, Garth Ritchie and Carlo Calabria | September 2024 investor warrants [Member] | Minimum
Disclosure of transactions between related parties [line items]
Warrants, share price that triggers right to exercise warrants	$ 5.00
Arqit PTE | David Williams
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held				50
Arqit PTE | David Bestwick
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held				50
Notion Capital | Andy Leaver and Rob Soffel
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $				$ 295,930	$ 0	0
Notion Capital | Stephen Chandler
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $				$ 0	$ 0	$ 1,751